Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Cash, uninsured amount	$ 178,485		$ 100,464
Cash, fdic insured amount	178,485		$ 100,464
Long lived assets impairment charges	$ 4,443,000
Geographic Concentration Risk [Member]
Concentration risk, percentage	10.00%	10.00%
Software Development [Member]
Property, plant and equipment, useful life	5 years
Molds [Member]
Property, plant and equipment, useful life	5 years
Buildings - Rental Property [Member]
Property, plant and equipment, useful life	40 years
Minimum [Member] | Office Equipment [Member]
Property, plant and equipment, useful life	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life	6 years
Minimum [Member] | Building Improvements [Member]
Property, plant and equipment, useful life	10 years
Minimum [Member] | Vehicles [Member]
Property, plant and equipment, useful life	5 years
Maximum [Member] | Office Equipment [Member]
Property, plant and equipment, useful life	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life	7 years
Maximum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life	10 years
Maximum [Member] | Building Improvements [Member]
Property, plant and equipment, useful life	15 years
Maximum [Member] | Vehicles [Member]
Property, plant and equipment, useful life	7 years
Accounts Receivable [Member]
Concentration risk, percentage	10.00%
Sales Revenue, Net [Member]
Concentration risk, percentage	10.00%	10.00%